General	6 Months Ended
Jun. 30, 2024
General [Abstract]
GENERAL

NOTE 1 - GENERAL

A.	Operations

Beamr Imaging Ltd. (the “Company” or “Beamr”) was incorporated on October 1, 2009 under the laws of the State of Israel and it engages mainly development of optimization technologies for video and photo compression.

On February 20, 2024, the Company launched its next generation product, a cloud-based software-as-a-Service (“SaaS”) solution that aims to simplify video processing and make it accessible and affordable to everyone. On June 11, 2024, the Company announced that its SaaS solution is available on Oracle Cloud Infrastructure cloud.

B.	Foreign operations

1.	Beamr Inc.

In 2012, the Company incorporated a wholly-owned U.S. subsidiary, Beamr Inc. (“Beamr Inc.”), for the purpose of reselling the Company’s software and products in the U.S. market.

2.	Beamr Imaging RU LLC

In 2016, the Company incorporated a wholly-owned limited Russian partnership, Beamr Imaging RU LLC (“Beamr Imaging RU”), for the purpose of conducting research and development services to the Company.

The Company and its subsidiaries, Beamr Inc. and Beamr Imaging RU, are collectively referred to as the “Group”.

C.	Liquidity and capital resources

The Company has devoted substantially all of its efforts to research and development, the commercialization of its software and products and raising capital for such purposes. The development and further commercialization of the Company’s software and products are expected to require substantial further expenditures. To date, the Company has not yet generated sufficient revenues from operations to support its activities, and therefore it is dependent upon external sources for financing its operations. During the six month period ended June 30, 2024, the Company had net losses of $1,965. As of June 30, 2024, the Company had an accumulated deficit of $33,636 The Company plans to finance its operations through the sales of its equity securities (including, but not limited to, (i) proceeds received from (A) the Company’s underwritten initial public offering (“IPO”) on the Nasdaq Capital Market (the “Nasdaq”) of its ordinary shares, par value NIS 0.05 per share, of the Company (the “Ordinary Shares”) that closed in March 2023, and (B) the Company’s underwritten public offering on the Nasdaq of its Ordinary Shares that closed in February 2024, and (ii) one or more offerings that the Company may enter into pursuant to its Company’s outstanding Shelf Registration Statement (as defined below)) and to the extent available, revenues from sales of its software, products and related services. In addition, the Company is collaborating with a strategic partner in development of the Company’s next generation, cloud-based SaaS solution that is based the Company’s video optimization technology and which is expected to allow the Company to potentially access new customers and new markets with relatively low sales investment.

During the year ended December 31, 2023, the Company raised net proceeds of $6,382 and $49 through completion of the aforesaid IPO and exercises of options into Ordinary Shares, respectively. During the six month period ended June 30, 2024, the Company raised net proceeds of $12,286 and $782 through completion of the underwritten public offering and exercises of options into Ordinary Shares, respectively (see also Note 3A and Note 4, respectively).

In addition, on March 8, 2024, the Company’s filed a shelf registration statement on Form F-3 (the “Shelf Registration Statement”), which was declared effective by the Securities and Exchange Commission (the “SEC”) on March 19, 2024, which permits the Company to register up to $250,000 of certain equity and debt securities of the Company in one or more offerings. In addition, as of June 30, 2024, the Company has positive working capital of $17,218.

Management has considered the significance of such conditions in relation to the Company’s ability to meet its current obligations and to achieve its business targets and determined that it has sufficient cash to fund its planned operations for at least the next 12 months.

D.	The impact of the Russian Invasion of Ukraine

On February 24, 2022, Russia invaded Ukraine. The Company has an operation in Russia through its wholly-owned subsidiary, Beamr Imaging RU. The Company undertakes some of its software development and design, quality assurance and support in Russia using personnel located there. While most of the Company’s developers are located in Russia, its research and development leadership are all located in Israel. The Company has no manufacturing operations in Russia, and the Company does not sell any products in Russia. The Company constantly evaluates its activities in Russia and currently believes there was no significant impact on its activities. As of June 30, 2024, two employees have relocated from Russia to Serbia and are employes as subcontractors of the Company.

E.	The impact of Iron Sword War (Israel-Hamas war)

On October 7, 2023, the State of Israel was attacked by the Hamas terrorist organization, and as a result, the State of Israel declared a state of war and a large-scale mobilization of reserves (the “War”) which is an exceptional event with security and economic implications, the scope and outcome of which cannot be predicted. Following the outbreak of the War, the State of Israel took and is continuing to take significant steps to maintain the security of Israeli residents, which has had and continues to have a significant impact on economic and business activity in the country. The management regularly monitors developments and acts in accordance with the guidelines of the various authorities. Since this is an event beyond the Company’s control and characterized by uncertainty, inter alia as to when the War will end, as of the approval date of these unaudited condensed interim consolidated financial statements, the Company is unable to predict the intensity of the impact of the War on the Company’s financial condition and the results of its operations.